FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

June 30, 2016

(CIK #0001535538)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:  Franklin Alternative Strategies Funds ("Registrant")

File Nos. 333-189667 and 811-22641

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”).

This filing is being made in order to respond to comments received from the Staff on Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed under Rule 485(a)(2) under the 1933 Act, on March 16, 2016, accession no. 0001535538-16-000095 (“PEA 15”), and to make certain other non-material changes deemed appropriate for Franklin K2 Global Macro Opportunities Fund, a series of the Registrant.

As noted on the facing page, the Amendment relates only to Franklin K2 Global Macro Opportunities Fund and does not otherwise delete, amend or supersede any information relating to any of the prospectuses or statements of additional information of the Registrant’s other series of shares.

In connection with the Registrant’s responses (which were filed on June 23, 2016, in a separate correspondence via EDGAR, accession no. 0001535538-16-000114) to the SEC Staff’s comments on PEA 15, as requested by the Staff, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy of the disclosure in the Registrant’s filings; (ii) changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filings; and (iii) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws of the United States.

Pursuant to Rule 485(b)(iii) under the 1933 Act, the Amendment will become effective immediately. Please direct any questions or comments relating to this filing to me at (650) 312-2018.

Very truly yours,

FRANKLIN Alternative Strategies Funds

/s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary